CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.6	0.6
Ordinary shares, shares authorized	20,000,000	2,000,000
Ordinary shares, shares issued	9,822,865	9,099,805
Ordinary shares, shares outstanding	9,819,607	9,096,547